VIRTUS ALLIANZGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—0.0%
Oil, Gas & Consumable Fuels—0.0%
Cobalt International Energy, Inc. 7.750%, 12/1/23(1)(2)	$ 2,509	$ 36
Total Corporate Bonds and Notes (Identified Cost $1,106)		36

	Shares
Convertible Preferred Stocks—7.3%
Auto Components—0.4%
Aptiv plc Series A, 5.500%	22,210	2,745
Banks—1.1%
Bank of America Corp. Series L, 7.250%	2,815	3,425
Wells Fargo & Co. Series L, 7.500%	3,915	4,743
		8,168

Capital Markets—0.2%
KKR & Co., Inc. Series C, 6.000%	27,665	1,814
Commercial Services & Supplies—0.2%
GFL Environmental, Inc., 6.000%	20,335	1,392
Diversified Financial Services—0.1%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(3)	1,300	961
Electric Utilities—1.2%
NextEra Energy, Inc., 5.279%	60,130	2,821
NextEra Energy, Inc., 6.219%	75,420	3,568
Southern Co. (The), 6.750%	48,875	2,682
		9,071

Electronic Equipment, Instruments & Components—0.1%
II-VI, Inc. Series A, 6.000%	3,415	869
Healthcare Equipment & Supplies—0.6%
Boston Scientific Corp. Series A, 5.500%	37,930	4,280
Life Sciences Tools & Services—1.4%
Avantor, Inc. Series A, 6.250%	32,845	3,187
Danaher Corp. Series B, 5.000%	5,050	6,967
		10,154

Machinery—0.1%
Stanley Black & Decker, Inc., 5.250%	13,835	1,087
Pharmaceuticals—0.2%
Elanco Animal Health, Inc., 5.000%	31,335	1,255
Professional Services—0.2%
Clarivate plc Series A, 5.250%	22,615	1,459
Semiconductors & Semiconductor Equipment—1.0%
Broadcom, Inc. Series A, 8.000%	4,440	7,746
	Shares	Value

Telecommunications—0.5%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(3)	3,110	$ 3,400
Total Convertible Preferred Stocks (Identified Cost $53,782)		54,401

Common Stocks—60.9%
Air Freight & Logistics—0.4%
United Parcel Service, Inc. Class B(4)	16,655	2,998
Automobiles—2.6%
Tesla, Inc.(4)(5)	22,532	19,620
Banks—2.3%
JPMorgan Chase & Co.(4)	71,400	8,522
Wells Fargo & Co.	193,205	8,430
		16,952

Biotechnology—1.7%
AbbVie, Inc.(4)	42,860	6,295
Horizon Therapeutics plc(5)	36,885	3,635
Vertex Pharmaceuticals, Inc.(5)	9,160	2,503
		12,433

Capital Markets—1.9%
Charles Schwab Corp. (The)(4)	66,760	4,428
CME Group, Inc. Class A(4)	26,825	5,884
S&P Global, Inc.	9,825	3,699
		14,011

Chemicals—1.2%
DuPont de Nemours, Inc.	77,305	5,097
Sherwin-Williams Co. (The)	15,105	4,153
		9,250

Commercial Services & Supplies—1.1%
Waste Management, Inc.(4)	50,975	8,382
Communications Equipment—0.6%
Cisco Systems, Inc.(4)	93,340	4,572
Electric Utilities—0.8%
Exelon Corp.	131,480	6,151
Electrical Equipment—0.3%
Generac Holdings, Inc.(5)	11,680	2,562
Energy Equipment & Services—0.9%
Schlumberger N.V.(4)	162,045	6,322
Equity Real Estate Investment—0.8%
Crown Castle International Corp.(4)	33,291	6,166
Food & Staples Retailing—1.4%
Costco Wholesale Corp.	19,115	10,164
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Shares	Value

Healthcare Equipment & Supplies—1.9%
Abbott Laboratories(4)	34,870	$ 3,958
Dexcom, Inc.(4)(5)	9,435	3,855
Intuitive Surgical, Inc.(5)	25,680	6,145
		13,958

Healthcare Providers & Services—1.8%
McKesson Corp.(4)	8,925	2,763
UnitedHealth Group, Inc.	21,223	10,793
		13,556

Hotels, Restaurants & Leisure—2.6%
Booking Holdings, Inc.(5)	3,935	8,697
Chipotle Mexican Grill, Inc. Class A(5)	3,455	5,029
MGM Resorts International(4)	130,450	5,354
		19,080

Insurance—0.7%
Aon plc Class A	17,805	5,128
Interactive Media & Services—4.1%
Alphabet, Inc. Class A(4)(5)	10,265	23,427
Meta Platforms, Inc. Class A(5)	34,800	6,976
		30,403

Internet & Direct Marketing Retail—2.2%
Amazon.com, Inc.(5)	6,655	16,542
IT Services—3.8%
Accenture plc Class A	29,430	8,839
EPAM Systems, Inc.(5)	6,037	1,600
Mastercard, Inc. Class A(4)	24,875	9,039
Visa, Inc. Class A(4)	40,035	8,533
		28,011

Life Sciences Tools & Services—1.6%
IQVIA Holdings, Inc.(5)	27,890	6,080
Thermo Fisher Scientific, Inc.(4)	10,085	5,576
		11,656

Machinery—0.8%
Deere & Co.(4)	15,140	5,716
Metals & Mining—0.4%
Freeport-McMoRan, Inc.(4)	80,845	3,278
Multiline Retail—0.5%
Target Corp.	15,560	3,558
Oil, Gas & Consumable Fuels—2.7%
ConocoPhillips	107,325	10,252
Devon Energy Corp.	174,890	10,173
		20,425

Pharmaceuticals—2.8%
Eli Lilly & Co.(4)	21,760	6,357
Merck & Co., Inc.	107,870	9,567
	Shares	Value

Pharmaceuticals—continued
Zoetis, Inc. Class A	26,610	$ 4,716
		20,640

Road & Rail—1.3%
Union Pacific Corp.	40,940	9,592
Semiconductors & Semiconductor Equipment—3.4%
Enphase Energy, Inc.(4)(5)	30,975	4,999
Lam Research Corp.(4)	11,560	5,384
Marvell Technology, Inc.	53,445	3,104
Micron Technology, Inc.	60,545	4,129
NVIDIA Corp.	40,765	7,561
		25,177

Software—8.0%
Adobe, Inc. (5)	4,065	1,610
Atlassian Corp. plc Class A(4)(5)	15,250	3,429
Crowdstrike Holdings, Inc. Class A(4)(5)	34,695	6,896
Intuit, Inc.(4)	16,750	7,014
Microsoft Corp.(4)	115,355	32,013
Salesforce, Inc.(5)	13,136	2,311
ServiceNow, Inc.(4)(5)	13,905	6,648
		59,921

Specialty Retail—1.6%
Home Depot, Inc. (The)(4)	28,580	8,585
TJX Cos., Inc. (The)	52,280	3,204
		11,789

Technology Hardware, Storage & Peripherals—4.0%
Apple, Inc.(4)	191,005	30,112
Textiles, Apparel & Luxury Goods—0.7%
NIKE, Inc. Class B(4)	41,815	5,214
Total Common Stocks (Identified Cost $490,011)		453,339

Warrant—0.0%
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd.(5)	486	15
Total Warrant (Identified Cost $—)		15

	Par Value
Convertible Bonds and Notes—27.9%
Airlines—0.6%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 685	955
Southwest Airlines Co. 1.250%, 5/1/25	2,770	3,783
		4,738

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Auto Manufacturers—0.7%
Ford Motor Co. 0.000%, 3/15/26	$ 2,150	$ 2,282
Lucid Group, Inc. 144A 1.250%, 12/15/26(3)	2,110	1,456
NIO, Inc. 0.000%, 2/1/26	1,775	1,470
		5,208

Banks—0.4%
BofA Finance LLC 0.125%, 9/1/22	1,520	1,516
JPMorgan Chase Bank NA 144A 0.125%, 1/1/23(3)	1,215	1,195
		2,711

Biotechnology—1.1%
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	770	783
1.250%, 5/15/27	1,450	1,490
Bridgebio Pharma, Inc. 2.250%, 2/1/29	1,805	889
Guardant Health, Inc. 0.000%, 11/15/27	1,685	1,347
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	2,330	1,999
Illumina, Inc. 0.000%, 8/15/23	120	125
Insmed, Inc. 0.750%, 6/1/28	760	713
Livongo Health, Inc. 0.875%, 6/1/25	1,450	1,229
		8,575

Commercial Services—1.4%
Affirm Holdings, Inc. 144A 0.000%, 11/15/26(3)	3,065	2,027
Block, Inc.
0.125%, 3/1/25	740	825
0.000%, 5/1/26	2,075	1,786
0.250%, 11/1/27	2,610	2,128
Chegg, Inc. 0.125%, 3/15/25	1,140	1,013
Shift4 Payments, Inc.
0.000%, 12/15/25	960	924
144A 0.500%, 8/1/27(3)	2,060	1,677
		10,380

Computers—0.8%
3D Systems Corp. 144A 0.000%, 11/15/26(3)	895	661
Lumentum Holdings, Inc. 0.500%, 12/15/26	2,255	2,358
Pure Storage, Inc. 0.125%, 4/15/23	960	1,176
Zscaler, Inc. 0.125%, 7/1/25	1,240	1,841
		6,036

	Par Value	Value

Cosmetics & Personal Care—0.2%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(3)	$ 1,580	$ 1,326
Diversified Financial Services—0.7%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(3)	2,950	2,361
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(3)	2,680	1,797
Upstart Holdings, Inc. 144A 0.250%, 8/15/26(3)	1,585	1,213
		5,371

Electronics—0.2%
II-VI, Inc. 0.250%, 9/1/22	990	1,309
Energy-Alternate Sources—0.7%
Enphase Energy, Inc.
0.000%, 3/1/26	1,355	1,275
0.000%, 3/1/28	2,035	1,935
SolarEdge Technologies, Inc. 0.000%, 9/15/25	1,525	1,773
		4,983

Entertainment—0.7%
DraftKings, Inc. 0.000%, 3/15/28	2,960	1,967
Live Nation Entertainment, Inc. 2.000%, 2/15/25	1,085	1,300
Vail Resorts, Inc. 0.000%, 1/1/26	2,045	1,923
		5,190

Equity Real Estate Investment Trusts (REITs)—0.3%
Pebblebrook Hotel Trust 1.750%, 12/15/26	1,830	2,071
Healthcare-Products—0.8%
Exact Sciences Corp.
0.375%, 3/15/27	1,055	898
0.375%, 3/1/28	495	398
Insulet Corp. 0.375%, 9/1/26	1,945	2,392
Novocure Ltd. 0.000%, 11/1/25	1,295	1,164
Omnicell, Inc. 0.250%, 9/15/25	905	1,116
		5,968

Healthcare-Services—0.6%
Anthem, Inc. 2.750%, 10/15/42	375	2,676
Oak Street Health, Inc. 0.000%, 3/15/26	2,195	1,606
		4,282

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Internet—6.8%
Airbnb, Inc. 0.000%, 3/15/26	$ 4,355	$ 3,991
Booking Holdings, Inc. 0.750%, 5/1/25	2,250	3,128
Etsy, Inc.
0.125%, 9/1/27	2,310	2,000
144A 0.250%, 6/15/28(3)	2,135	1,697
Expedia Group, Inc. 0.000%, 2/15/26	3,365	3,946
Lyft, Inc. 1.500%, 5/15/25	1,180	1,323
Mandiant, Inc. 0.875%, 6/1/24	1,505	1,646
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(3)	2,450	2,802
Okta, Inc. 0.375%, 6/15/26	2,510	2,240
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(3)	935	657
Palo Alto Networks, Inc. 0.375%, 6/1/25	3,455	6,623
Sea Ltd. 0.250%, 9/15/26	3,160	2,378
Shopify, Inc. 0.125%, 11/1/25	1,910	1,658
Snap, Inc.
0.000%, 5/1/27	4,000	3,174
144A 0.125%, 3/1/28(3)	1,505	1,319
Spotify USA, Inc. 0.000%, 3/15/26	2,320	1,889
Twitter, Inc. 0.000%, 3/15/26	3,480	3,287
Uber Technologies, Inc. 0.000%, 12/15/25	4,010	3,463
Wayfair, Inc. 0.625%, 10/1/25	3,200	2,389
Zillow Group, Inc. 2.750%, 5/15/25	1,210	1,248
		50,858

Leisure Time—0.9%
NCL Corp., Ltd. 144A 1.125%, 2/15/27(3)	3,360	2,935
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	2,015	2,481
2.875%, 11/15/23	1,330	1,530
		6,946

Machinery-Diversified—0.2%
Middleby Corp. (The) 1.000%, 9/1/25	1,135	1,482
Media—1.5%
DISH Network Corp.
0.000%, 12/15/25	1,880	1,697
3.375%, 8/15/26	2,350	2,015
Liberty Broadband Corp.
144A 1.250%, 9/30/50(3)	245	230
144A 2.750%, 9/30/50(3)	1,500	1,440
	Par Value	Value

Media—continued
Liberty Media Corp.
1.375%, 10/15/23	$ 1,890	$ 2,457
144A 0.500%, 12/1/50(3)	2,460	3,189
		11,028

Metal Fabricate/Hardware—0.1%
Xometry, Inc. 144A 1.000%, 2/1/27(3)	1,005	875
Mining—0.2%
MP Materials Corp. 144A 0.250%, 4/1/26(3)	1,545	1,708
Oil, Gas & Consumable Fuels—0.5%
Pioneer Natural Resources Co. 0.250%, 5/15/25	1,810	3,984
Pharmaceuticals—1.1%
Dexcom, Inc. 0.250%, 11/15/25	4,290	4,486
Jazz Investments I Ltd. 2.000%, 6/15/26	3,180	3,881
		8,367

Real Estate—0.1%
Redfin Corp. 0.000%, 10/15/25	805	558
Retail—0.4%
Burlington Stores, Inc. 2.250%, 4/15/25	1,560	1,871
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	300	900
		2,771

Semiconductors—1.1%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	710	665
Microchip Technology, Inc. 0.125%, 11/15/24	4,655	4,929
Silicon Laboratories, Inc. 0.625%, 6/15/25	1,075	1,364
Wolfspeed, Inc.
1.750%, 5/1/26	105	216
144A 0.250%, 2/15/28(3)	850	850
		8,024

Software—5.7%
Akamai Technologies, Inc.
0.125%, 5/1/25	1,900	2,379
0.375%, 9/1/27	1,060	1,166
Alteryx, Inc. 0.500%, 8/1/24	1,750	1,591
Avalara, Inc. 144A 0.250%, 8/1/26(3)	2,330	1,862
Bentley Systems, Inc.
0.125%, 1/15/26	1,650	1,574
144A 0.375%, 7/1/27(3)	785	665

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Software—continued
Bill.com Holdings, Inc. 144A 0.000%, 4/1/27(3)	$ 3,285	$ 2,768
Blackline, Inc. 0.000%, 3/15/26	925	761
Cloudflare, Inc. 144A 0.000%, 8/15/26(3)	3,395	2,962
Confluent, Inc. 144A 0.000%, 1/15/27(3)	2,180	1,670
Coupa Software, Inc. 0.375%, 6/15/26	4,630	3,764
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(3)	2,080	1,559
DocuSign, Inc. 0.000%, 1/15/24	1,470	1,365
Five9, Inc. 0.500%, 6/1/25	1,505	1,619
MicroStrategy, Inc. 0.000%, 2/15/27	1,850	1,172
MongoDB, Inc. 0.250%, 1/15/26	1,060	1,897
Nutanix, Inc. 144A 0.250%, 10/1/27(3)	1,465	1,172
RingCentral, Inc. 0.000%, 3/1/25	2,555	2,141
Splunk, Inc.
0.500%, 9/15/23	775	817
1.125%, 6/15/27	3,845	3,449
Tyler Technologies, Inc. 0.250%, 3/15/26	1,245	1,266
Unity Software, Inc. 144A 0.000%, 11/15/26(3)	3,615	2,796
Workday, Inc. 0.250%, 10/1/22	1,725	2,443
		42,858

Transportation—0.1%
Air Transport Services Group, Inc. 1.125%, 10/15/24	450	512
Total Convertible Bonds and Notes (Identified Cost $233,128)		208,119

Total Long-Term Investments—96.1% (Identified Cost $778,027)		715,910

	Shares
Short-Term Investment—5.9%
Money Market Mutual Fund—5.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.239%)(6)	44,244,283	44,244
Total Short-Term Investment (Identified Cost $44,244)		44,244

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—102.0% (Identified Cost $822,271)		760,154

Value
Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $723)	$ (364)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—101.9% (Identified Cost $821,548)	$759,790
Other assets and liabilities, net—(1.9)%	(14,462)
NET ASSETS—100.0%	$745,328

Abbreviations:
LLC	Limited Liability Company
NA	National Association
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities amounted to a value of $51,230 or 6.9% of net assets.
(4)	All or a portion of the security is segregated as collateral for written options.
(5)	Non-income producing.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
United Kingdom	2
Bermuda	1
Curaçao	1
Liberia	1
Total	100%
† % of total investments, net of written options, as of April 30, 2022.

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
Open Written Options contracts as of April 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Abbott Laboratories	(105)	$(1,365)	$130.00	05/20/22	$(1)
AbbVie, Inc.	(215)	(3,655)	170.00	05/20/22	(5)
Accenture plc	(120)	(4,080)	340.00	05/20/22	(8)
Alphabet, Inc.	(45)	(12,825)	2,850.00	05/20/22	(5)
Apple, Inc.	(950)	(17,338)	182.50	05/20/22	(18)
Atlassian Corp. plc	(90)	(3,150)	350.00	05/20/22	(1)
Booking Holdings, Inc.	(19)	(5,035)	2,650.00	05/20/22	(25)
Charles Schwab Corp. (The)	(200)	(1,950)	97.50	05/20/22	—
Cisco Systems, Inc.	(650)	(3,900)	60.00	06/17/22	(5)
CME Group, Inc.	(80)	(1,940)	242.50	05/20/22	(4)
ConocoPhillips	(420)	(4,830)	115.00	05/20/22	(11)
Costco Wholesale Corp.	(115)	(6,900)	600.00	05/20/22	(9)
Crowdstrike Holdings, Inc.	(175)	(5,075)	290.00	05/20/22	(2)
Crown Castle International Corp.	(170)	(3,570)	210.00	05/20/22	(3)
Deere & Co.	(90)	(4,320)	480.00	05/20/22	(2)
Devon Energy Corp.	(480)	(3,600)	75.00	05/20/22	(12)
Dexcom, Inc.	(35)	(1,925)	550.00	05/20/22	(1)
Eli Lilly & Co.	(130)	(4,030)	310.00	05/20/22	(26)
Enphase Energy, Inc.	(110)	(2,310)	210.00	05/20/22	(12)
Freeport-McMoRan, Inc.	(560)	(2,800)	50.00	05/20/22	(8)
Home Depot, Inc. (The)	(60)	(2,040)	340.00	05/20/22	(7)
Intuit, Inc.	(45)	(2,318)	515.00	05/20/22	(3)
JPMorgan Chase & Co.	(260)	(3,640)	140.00	05/20/22	(2)
Lam Research Corp.	(75)	(4,913)	655.00	06/17/22	(5)
Marvell Technology, Inc.	(270)	(1,917)	71.00	05/20/22	(9)
Mastercard, Inc.	(100)	(4,050)	405.00	05/20/22	(13)
McKesson Corp.	(60)	(2,010)	335.00	05/20/22	(10)
MGM Resorts International	(260)	(1,300)	50.00	05/20/22	(6)
Micron Technology, Inc.	(260)	(2,275)	87.50	06/17/22	(12)
Microsoft Corp.	(575)	(18,400)	320.00	05/20/22	(16)
NIKE, Inc.	(30)	(435)	145.00	05/20/22	(1)
NVIDIA Corp.	(20)	(490)	245.00	05/20/22	(1)
S&P Global, Inc.	(65)	(2,762)	425.00	05/20/22	(7)
Schlumberger N.V.	(1,130)	(5,763)	51.00	05/20/22	(6)
ServiceNow, Inc.	(25)	(1,475)	590.00	05/20/22	(3)
Target Corp.	(110)	(2,970)	270.00	05/20/22	(7)
Tesla, Inc.	(110)	(13,475)	1,225.00	05/20/22	(14)
Thermo Fisher Scientific, Inc.	(45)	(2,700)	600.00	05/20/22	(12)
TJX Cos., Inc. (The)	(260)	(1,846)	71.00	05/20/22	(4)
Union Pacific Corp.	(205)	(5,330)	260.00	05/20/22	(7)
United Parcel Service, Inc.	(115)	(2,645)	230.00	05/20/22	(—)(3)
UnitedHealth Group, Inc.	(125)	(7,063)	565.00	05/20/22	(4)
Visa, Inc.	(200)	(5,000)	250.00	05/20/22	(3)
Waste Management, Inc.	(100)	(1,650)	165.00	05/20/22	(50)
Zoetis, Inc.	(65)	(1,300)	200.00	05/20/22	(4)
Total Written Options					$(364)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options
(3) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of April 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$36	$—	$—	$36
Convertible Bonds and Notes	208,119	—	208,119	—
Equity Securities:
Common Stocks	453,339	453,339	—	—
Convertible Preferred Stocks	54,401	50,040	4,361	—
Warrant	15	15	—	—
Money Market Mutual Fund	44,244	44,244	—	—
Total Investments, before Written Options	760,154	547,638	212,480	36
Liabilities:
Other Financial Instruments:
Written Options	(364)	(342)	(22)	—
Total Investments, Net of Written Options	$759,790	$547,296	$212,458	$36
There were no transfers into or out of Level 3 related to securities held at April 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended April 30, 2022.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Equity & Convertible Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
On May 18, 2022, the Fund had been informed by AllianzGI U.S., the subadviser to the Fund, that AllianzGI U.S. will no longer act as a subadviser to the Fund after a transition period of up to four months. Consequently, in the coming weeks, the Board of each Fund will consider possible options and alternatives, including a potential proposal to Fund shareholders to approve a new subadviser.  Concurrently, AllianzGI announced its intention to enter into an agreement with Voya Investment Management (“Voya”) to transfer the investment team who currently manage the Fund to Voya. AllianzGI will bear all expenses associated with the transition of the Fund, including expenses associated with obtaining necessary shareholder approvals.
Effective June 22, 2022, the Fund’s name will be changed to Virtus Equity & Convertible Income Fund. No change to the Fund’s investment objective, investment strategies, CUSIP, or New York Stock Exchange (NYSE) ticker symbol is expected in connection with the name change.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.